Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Instruments
20.	Financial Instruments

Financial Risk Management

The Company is exposed to a variety of financial risks: credit risk, liquidity risk and market risk. The Company’s overall risk management program seeks to minimize potential adverse effects of these financial risk factors on the Company’s financial performance. Management is primarily responsible for the overall risk management approach and for the approval of risk strategies and principles of the Company. The Company’s Audit Committee oversees these risk management activities. The Company’s management reviews and approves policies for managing each of these risks which are summarized below.

Credit Risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company’s receivables from its collaborators and investments in debt securities and financial institutions. The Company’s principal financial assets are held to maturity investments, trade receivables, and cash and cash equivalents that are derived primarily from financing activities and, to a lesser extent, from its operations. The main purpose of these financial assets are to support the Company’s operations which consist primarily of research and development, preclinical and clinical development and related manufacturing in support of the Company’s preclinical and clinical development programs for MCLA-128, MCLA-117, MCLA-158 and MCLA-145.

The carrying amount of financial assets represents the maximum credit exposure.

	2017	2016
	(Euros in thousands)
Financial Assets
Financial asset (derivative)	—	11,847
Trade and unbilled receivables	2,283	205
Investments	41,103	—
Restricted cash	—	167
Cash and cash equivalents	149,678	56,917

	193,064	69,136

Cash and cash equivalents include deposits held with financial institutions with original maturities of less than three months. Investments, held to maturity, include commercial paper, securities issued by several public corporations and the United States Treasury with a maturity date of greater than three months at the date of settlement. These investments were acquired in fourth quarter of 2017. Cash and cash equivalents are held at banks and financial institutions with credit ratings varying between A and AA while investments are in highly rated vehicles with identical credit ratings.

As discussed in Note 9, the Company entered into a share subscription agreement with Incyte in December 2016. As the contract is denominated in U.S. dollars, the Company determined that the forward contract to sell its own shares at a future date represented a derivative financial instrument. The remaining fair value of the derivative recognized in the statement of financial position at December 31, 2016 was €11.8 million. The Company had determined the fair value of this derivative utilizing the Bloomberg Pricing System and the Company’s closing stock prices at each valuation date which are significant Level 2 observable inputs. The settlement of the forward contract occurred through the delivery shares to Incyte upon the closing of the share subscription agreement during the first quarter of 2017 thereby extinguishing the derivative financial asset.

The aging of trade and unbilled receivables was as follows:

Balance per December 31 in thousands of euros	2017	2016
Neither past due nor impaired	2,283	205
Past due	—	—

	2,283	205

There is no allowance for impairment.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s core objective is to maintain a balance between continuity of funding and flexibility through the monitoring of cash flows at varying levels to ensure that it has sufficient cash on demand to meet expected operational expenses.

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include estimated interest payments and excluding the impact of netting agreements:

December 31, 2017

	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	More than 5 years
	(Euros in thousands)
Non-derivative financial liabilities
Trade payables	2,855	2,855	2,855	—	—	—
Other liabilities and accruals	6,176	6,176	6,176	—	—	—

	9,031	9,031	9,031	—	—	—

December 31, 2016

	Carrying amount	Total	< 12 months	1 - 2 years	2 - 5 years	More than 5 years
	(Euros in thousands)
Non-derivative financial liabilities
Secured bank loans	486	526	190	181	155	—
Trade payables	2,298	2,298	2,298	—	—	—
Other liabilities and accruals	3,679	3,679	3,679	—	—	—

	6,463	6,503	6,167	181	155	—

The secured bank loan was paid in full on March 31, 2017.

Market risk

Market risk is the risk that changes in market prices – such as foreign exchange rates and interest rates – will affect the Company’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Company’s market risk relates to foreign exchange and to a lesser extent, interest risks.

Foreign currency risk

Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities in foreign currencies. With respect to monetary assets and liabilities denominated in foreign currencies, the Company’s primary currency exposure is impacted by monetary assets and liabilities denominated in U.S. Dollars (USD). Changes in sensitivity rates reflect various changes in the economy year-over-year.

The following table provides a sensitivity analysis for a change in the primary currency exposure for the Company relating to monetary assets and liabilities denominated in USD as of December 31, 2017. The analysis shows the impact that a change in the exchange rate at that date would have on the Company’s total comprehensive loss:

Financial Statement Line Item Exposure	Balance (in thousands)	Effect on profit before tax if USD strengthens 5% (in thousands)	Effect on profit before tax if USD weakens 5% (in thousands)
Cash and cash equivalents	88,538	3,691	(3,691)
Total investments	47,310	1,972	(1,972)
Trade and other receivables	2,311	97	(97)
Trade payables, other liabilities and accruals	(1,420)	(59)	59

Net Assets	136,739	5,701	(5,701)

The closing exchange rates per the European Central Bank (ECB) utilized above for converting USD to EUR at December 31, 2017 was 0.834.

Exposure to interest rate risk

The interest rate profile of the Company’s interest-bearing financial instruments is as follows:

	Carrying amount
	2017	2016
Balance per December 31 in thousands of euros
Fixed-rate instruments
Investments	41,103	—
Financial liabilities	—	(486)
Variable rate instruments
Cash and cash equivalents	149,678	56,917

Due to the limited impact of changes in interest rates on the Company no sensitivity data is provided.

Accounting classifications and fair values

The Company classifies financial assets and financial liabilities into the loans and receivables and other financial liability categories except for the derivative recognized as a result of the Incyte collaboration and share Subscription agreement as more fully described in Note 9. The fair value of the financial assets and financial liabilities not measured at fair value is not disclosed, as the carrying amount of the financial assets and financial liabilities is a reasonable approximation of the fair value. Accordingly, information on the fair value hierarchy is omitted.

The fair value of the derivative related to the Incyte collaboration and share Subscription agreement was recorded using Level 2 inputs. For determining the fair value the Company has used as valuation technique the Bloomberg forward pricing model. In this valuation the inputs used are related to the foreign exchange component (spot prices of EUR and USD), closing stock prices of the Company, as well as discount rates to reflect the time value of money (limited). On January 23, 2017, the Company settled the forward contract by delivering shares to Incyte upon the closing of the share subscription agreement, thereby extinguishing the derivative financial asset.